Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2019 and 2018 follows:

(dollars in thousands)	2019	2018
Land	$2,337	$2,308
Buildings	36,245	34,969
Furniture, fixtures and equipment	54,245	52,153
Leasehold improvements	32,176	31,906
Total bank premises and equipment	125,003	121,336
Accumulated depreciation and amortization	(90,381)	(86,642)
Total	$34,622	$34,694